Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Income Taxes [Text Block]

12. Income Taxes

The following table summarizes the components of the Company’s income tax provision (benefit) for the three and nine months ended September 30, 2013 and 2012:

	Three months	Three month	Nine months	Nine months
	ended	ended	ended	ended
	Sept 30, 2013	Sept 30, 2012	Sept 30, 2013	Sept 30, 2012
Federal:
Current	$20	$(77)	$20	$254
Deferred	(2,726)	187	(7,157)	708
Total	(2,706)	110	(7,137)	962
State:
Current	-	-	-	-
Deferred	(320)	22	(839)	83
Total	$(3,026)	$132	$(7,976)	$1,045

The income tax provision (benefit) expenses for the three and nine months ended September 30, 2013 and 2012 varies from the statutory rate primarily because of depletion, change in valuation allowance for net deferred tax assets and the Company’s foreign operations. The Company has a US net operating loss carryforward of approximately $23 million which expire at various dates between 2024 and 2032, Montana State net operating losses of approximately $14.8 million that expire at various dates between 2015 and 2019, and Canadian net operating losses of approximately $10.5 million that expire at various dates between 2014 and 2031.

The tax benefit for the three and nine month ended September 30, 2013 is different from the amount that would be provided by applying the statutory federal income tax rate to the pre-tax loss principally due to adjustments to prior period percentage depletion calculations and the establishment of a valuation allowance for the deferred income tax assets relating to state net operating losses.

12. Income taxes

The Company’s income tax expense for the years ending December 31 is as follows:

	2012	2011	2010
Federal:
Current	$35	$470	$33
Deferred	1,579	3,613	-
Total Federal	1,614	4,083	33

State:
Current	-	-	-
Deferred	185	422	-
Total income tax expense	$1,799	$4,505	$33

Domestic and foreign components of income (loss) from operations before income taxes for the years ended December 31, are as follows:

	2012	2011		2010

Domestic	$4,723	$22,033		$7,806
Foreign	1,161	(4,032)		(8,387)
Total	$5,884	$18,001	$	(581)

The annual tax expense (benefit) is different from the amount that would be provided by applying the statutory federal income tax rate to the pre-tax income (loss). The reasons for the differences are as follows:

	2012		2011			2010

Income tax at statutory rate	$2,059	35.0%	$6,309	35.0%		$(203)	( 35.0%	)
Effect of state taxes	-	-	490	2.72%		-	-
Effect of foreign taxes	-	-	181	1.0%		-	-
Change in valuation allowance	(762)	- 12.9%	(558)	( 3.1%	)	1,012	174.2%
Percentage depletion	(345)	- 5.9%	(3,681)	( 20.4%	)	(1,288)	( 221.7%	)
Stock based compensation	679	11.5%	1,117	6.2%		-	-
Other	168	2.8%	647	3.6%		512	88.1%
Income tax expense (benefit)	$1,799	30.6%	$4,505	24.99%		$33	5.6%

The significant components of the Company’s deferred income tax assets and liabilities at December 31, 2012 and 2011 are as follows:

		2012		2011
Deferred income tax assets:
Reclamation and remediation		$2,188		$3,110
Net operating losses:
United States		6,731		8,364
Canada		2,715		3,133
Deferred tax on other comprehensive income		290		-
Other assets		1,120		1,034
Total deferred income tax assets		13,044		15,641
Valuation allowance		(2,715)		(3,477)
Net deferred income tax assets		10,329		12,164

Deferred income tax liabilities:
Mineral property, plant, and equipment		(15,839)		(16,200)
Deferred tax on other comprehensive income		-		(86)
Net deferred income tax liability	$	(5,510)	$	(4,122)

Current deferred tax asset (liability)		$432	$	(179)
Long term deferred tax asset (liability)		(5,942)		(3,943)
Net deferred income tax liability	$	(5,510)	$	(4,122)

As of December 31, 2012, management of the Company has determined that it is more likely than not that the Canadian net operating loss may not be utilized due to the Company’s lack of operations in Canada. Therefore a valuation allowance equal to 100% of the Canadian deferred tax assets has been recorded at December 31, 2012.Due to the continued usage of the U. S. net operating losses in 2012 and projections of future taxable earnings, the Company concluded it was more likely than not that remaining U. S. net operating losses will be utilized and other deferred tax assets will be realized; therefore no valuation allowance was placed against U.S. deferred tax assets at December 31, 2012.

At December 31, 2012 and 2011, the Company has United States net operating loss carry forwards of approximately $18.0 million and $21.0 million, respectively, that expire at various dates between 2019 and 2032, Montana State net operating losses of approximately $10.0 million and $12.0 million, respectively, which expire at various dates between 2012 and 2016, and Canadian net operating losses of approximately $10.4 million and $12.2 million, respectively, and expire at various dates between 2014 - 2031.

The Company has no unrecognized tax benefits as of December 31, 2012 or 2011, and there was no change in unrecognized tax benefits during the current year. The Company does not have any significant uncertain tax positions. If interest and penalties were to be assessed, the Company’s policy is to charge interest to interest expense, and penalties to other operating expense. It is not anticipated that there will be any significant changes to unrecognized benefits within the next 12 months. Currently tax years 2010-2012 remain open for examination by the United States taxing authorities. Tax years subsequent to 2006 remain open for examination by the Canadian Revenue Agency.